CONSOLIDATING FINANCIAL STATEMENTS (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Current assets
Cash and cash equivalents	$ 774.1	$ 894.2	$ 929.5
Investments in marketable securities	0	521.4
Trade receivables - net	1,178.1	782.5
Intercompany receivables	0	0
Inventories	1,758.1	1,448.7
Other current assets	342.9	322.1
Total current assets	4,053.2	3,968.9
Property, plant and equipment - net	835.5	573.5
Goodwill	1,232.9	492.9	511.1
Non-current intercompany receivables	0	0
Investment in and advances to (from) subsidiaries	59.2	28.7
Other assets	882.6	452.4
Total assets	7,063.4	5,516.4
Current liabilities
Notes payable and current portion of long-term debt	77.0	346.8
Trade accounts payable	764.6	570.0
Intercompany payables	0	0
Accruals and other current liabilities	1,049.3	757.4
Total current liabilities	1,890.9	1,674.2
Long-term debt, less current portion	2,223.4	1,339.5
Non-current intercompany payables	0	0
Other non-current liabilities	760.7	391.3
Total stockholders' equity	2,188.4	2,111.4	1,674.4	1,743.9
Total liabilities and stockholders' equity	7,063.4	5,516.4
Terex Corporation
Current assets
Cash and cash equivalents	264.0	164.2
Investments in marketable securities		520.9
Trade receivables - net	32.0	22.9
Intercompany receivables	48.9	9.5
Inventories	71.3	66.3
Other current assets	118.0	154.6
Total current assets	534.2	938.4
Property, plant and equipment - net	62.8	54.6
Goodwill	0	0
Non-current intercompany receivables	1,272.8	709.3
Investment in and advances to (from) subsidiaries	2,698.6	2,785.1
Other assets	113.4	69.6
Total assets	4,681.8	4,557.0
Current liabilities
Notes payable and current portion of long-term debt	4.6	297.2
Trade accounts payable	29.6	24.9
Intercompany payables	0	43.1
Accruals and other current liabilities	95.8	127.7
Total current liabilities	130.0	492.9
Long-term debt, less current portion	1,261.6	879.6
Non-current intercompany payables	1,201.0	967.2
Other non-current liabilities	178.9	134.1
Total stockholders' equity	1,910.3	2,083.2
Total liabilities and stockholders' equity	4,681.8	4,557.0
Wholly-owned Guarantors
Current assets
Cash and cash equivalents	2.3	2.0
Investments in marketable securities		0.5
Trade receivables - net	229.1	208.7
Intercompany receivables	118.3	93.1
Inventories	378.8	341.6
Other current assets	38.2	37.4
Total current assets	766.7	683.3
Property, plant and equipment - net	109.6	112.5
Goodwill	149.6	154.1
Non-current intercompany receivables	1,236.7	1,019.0
Investment in and advances to (from) subsidiaries	68.8	72.1
Other assets	186.1	187.2
Total assets	2,517.5	2,228.2
Current liabilities
Notes payable and current portion of long-term debt	0.1	0.2
Trade accounts payable	164.8	130.3
Intercompany payables	49.3	26.5
Accruals and other current liabilities	122.8	87.1
Total current liabilities	337.0	244.1
Long-term debt, less current portion	1.8	119.3
Non-current intercompany payables	0	0
Other non-current liabilities	37.8	52.1
Total stockholders' equity	2,140.9	1,812.7
Total liabilities and stockholders' equity	2,517.5	2,228.2
Non-guarantor Subsidiaries
Current assets
Cash and cash equivalents	507.8	728.0
Investments in marketable securities		0
Trade receivables - net	917.0	550.9
Intercompany receivables	74.8	44.1
Inventories	1,308.0	1,040.8
Other current assets	186.7	130.1
Total current assets	2,994.3	2,493.9
Property, plant and equipment - net	663.1	406.4
Goodwill	1,083.3	338.8
Non-current intercompany receivables	40.3	40.7
Investment in and advances to (from) subsidiaries	42.6	(5.4)
Other assets	583.1	195.6
Total assets	5,406.7	3,470.0
Current liabilities
Notes payable and current portion of long-term debt	72.3	49.4
Trade accounts payable	570.2	414.8
Intercompany payables	192.7	77.1
Accruals and other current liabilities	830.7	542.6
Total current liabilities	1,665.9	1,083.9
Long-term debt, less current portion	960.0	340.6
Non-current intercompany payables	1,348.8	801.8
Other non-current liabilities	544.0	205.1
Total stockholders' equity	888.0	1,038.6
Total liabilities and stockholders' equity	5,406.7	3,470.0
Intercompany Eliminations
Current assets
Cash and cash equivalents	0	0
Investments in marketable securities		0
Trade receivables - net	0	0
Intercompany receivables	(242.0)	(146.7)
Inventories	0	0
Other current assets	0	0
Total current assets	(242.0)	(146.7)
Property, plant and equipment - net	0	0
Goodwill	0	0
Non-current intercompany receivables	(2,549.8)	(1,769.0)
Investment in and advances to (from) subsidiaries	(2,750.8)	(2,823.1)
Other assets	0	0
Total assets	(5,542.6)	(4,738.8)
Current liabilities
Notes payable and current portion of long-term debt	0	0
Trade accounts payable	0	0
Intercompany payables	(242.0)	(146.7)
Accruals and other current liabilities	0	0
Total current liabilities	(242.0)	(146.7)
Long-term debt, less current portion	0	0
Non-current intercompany payables	(2,549.8)	(1,769.0)
Other non-current liabilities	0	0
Total stockholders' equity	(2,750.8)	(2,823.1)
Total liabilities and stockholders' equity	$ (5,542.6)	$ (4,738.8)